LONG-TERM OPERATING COMMITMENTS - Fuel Suppliers (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$)
2020
Fuel Suppliers
Total	R$ 417,352
2020 | CGTEE
Fuel Suppliers
Total	89,496
2020 | Eletronuclear
Fuel Suppliers
Total	327,856
2021
Fuel Suppliers
Total	100,852
2021 | CGTEE
Fuel Suppliers
Total	89,496
2021 | Eletronuclear
Fuel Suppliers
Total	11,356
2022
Fuel Suppliers
Total	161,825
2022 | CGTEE
Fuel Suppliers
Total	89,496
2022 | Eletronuclear
Fuel Suppliers
Total	72,329
2023
Fuel Suppliers
Total	256,673
2023 | CGTEE
Fuel Suppliers
Total	89,496
2023 | Eletronuclear
Fuel Suppliers
Total	167,177
2024
Fuel Suppliers
Total	89,496
2024 | CGTEE
Fuel Suppliers
Total	89,496
After 2024
Fuel Suppliers
Total	9,866,430
After 2024 | CGTEE
Fuel Suppliers
Total	89,496
After 2024 | Eletronuclear
Fuel Suppliers
Total	R$ 9,776,934